BASIC AND DILUTED NET LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities excluded from computation of earnings per share, amount	3,013,220	2,839,883	2,734,308
Number of additional antidilutive securities excluded from computation of earnings per share amount	3,600,000